S000066077 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Beta Advantage® Research Enhanced U.S. Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.19%	13.58%	12.26%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.72%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	15.74%
C000213612 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.59%	13.18%	11.98%
Performance Inception Date			Sep. 25, 2019
C000213612 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.81%	12.58%	10.46%
Performance Inception Date			Sep. 25, 2019
C000213612 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.03%	10.41%	9.13%
Performance Inception Date			Sep. 25, 2019